RELATED PARTY BALANCES AND TRANSACTIONS - Related party balances (Details) - I-Mab Hangzhou ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Related Party Transaction [Line Items]
Prepayments and other receivables	¥ 14,208	$ 2,001	¥ 8,231
Other Receivable, after Allowance for Credit Loss, Related Party, Type [Extensible Enumeration]	srt:AffiliatedEntityMember	srt:AffiliatedEntityMember	srt:AffiliatedEntityMember
Accruals and other payables	¥ 35,058	$ 4,938	¥ 64,782
Other Liability, Related Party, Type [Extensible Enumeration]	srt:AffiliatedEntityMember	srt:AffiliatedEntityMember	srt:AffiliatedEntityMember